Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)	Series Seed Preferred Stock	Series Seed-1 Preferred Stock	Series Seed-2 Preferred Stock	Series Seed-3 Preferred Stock	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balances at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	$ 29,984,430		$ (21,665,518)	$ 8,320,395
Balances (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123
Issuance of Series Seed preferred stock	$ 26					999,973			999,999
Issuance of Series Seed preferred stock (in Shares)	257,639
Restricted stock awards repurchased					$ (28)	28
Restricted stock awards repurchased (in Shares)					(287,591)
Vested restricted stock purchased with recourse notes						4,250	(165,719)		(161,469)
Vested restricted stock purchased with recourse notes (in Shares)					2,820
Warrants issued in connection with note payable						49,000			49,000
Stock-based compensation						195,056			195,056
Net loss								(21,855,127)	(21,855,127)
Balances at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balances (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352
Restricted stock awards repurchased					$ (32)	29			(3)
Restricted stock awards repurchased (in Shares)					(319,118)
Warrants issued with convertible note						991,000			991,000
Exercise of warrants upon the Merger					$ 2	(2)
Exercise of warrants upon the Merger (in Shares)					17,518				17,518
Issuance of common stock pursuant to private placement					$ 304	12,160,256			$ 12,160,560
Issuance of common stock pursuant to private placement (in Shares)					3,040,140
Conversion of convertible note and derivative into common stock in connection with Merger					$ 94	3,751,781			3,751,875
Conversion of convertible note and derivative into common stock in connection with Merger (in Shares)					937,961
Conversion of SAFEs into common stock in connection with Merger					$ 437	17,489,967			$ 17,490,404
Conversion of SAFEs into common stock in connection with Merger (in Shares)					4,372,601				937,961
Conversion of preferred stock into common stock in connection with Merger	$ (309)	$ (244)	$ (209)	$ (36)	$ 798
Conversion of preferred stock into common stock in connection with Merger (in Shares)	(3,091,672)	(2,440,411)	(2,088,696)	(357,836)	7,978,616
Patricia shares converted into common stock upon the Merger					$ 150	(150)
Patricia shares converted into common stock upon the Merger (in Shares)					1,500,000
Issuance of common stock pursuant to private placement offering, net of offering costs					$ 14	574,110			574,124
Issuance of common stock pursuant to private placement offering, net of offering costs (in Shares)					143,531
Vested restricted stock purchased with recourse notes						13,735	(3,897)		9,838
Vested restricted stock purchased with recourse notes (in Shares)					11,194
Stock-based compensation						544,375			544,375
Offering costs consists in connection with issuance of common stock pursuant to Merger						(2,289,697)			(2,289,697)
Net loss								(24,813,736)	(24,813,736)
Balances at Dec. 31, 2023					$ 2,450	$ 64,468,141	$ (169,616)	$ (68,334,381)	$ (4,033,406)
Balances (in Shares) at Dec. 31, 2023					24,508,795